Trade Accounts Receivable, Net - Summary of Changes in Estimated Losses on Settlement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade accounts receivables [line items]
Beginning balance	$ (45.0)	$ (52.9)	$ (41.6)
Additions	(4.4)	11.9	(12.2)
Write-off	7.5	3.6	5.2
Foreign exchange variation	0.8	(7.6)	(4.3)
Assets held for sale	30.0
Ending balance	$ (11.1)	$ (45.0)	$ (52.9)